Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income	Growth in Fully Diluted Book Value per Share(5)
					Total Shareholder Return	Peer Group Total Shareholder Return(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$2,610,610	$2,916,755	$841,738	$912,266	$80.61	$150.34	$25,342	4.3%
2021	$3,114,210	$2,974,247	$1,173,382	$1,175,567	$77.55	$126.38	$17,578	4.2%
2020	$1,928,110	$1,751,462	$898,007	$625,415	$72.30	$106.61	$3,866	4.2%

Company Selected Measure Name	Growth in Fully Diluted Book Value per Share
Named Executive Officers, Footnote [Text Block]	Mr. Burton was our PEO for each 2022, 2021, and 2020. For 2020, the non-PEO NEOs were Laura Accurso, Tim Courtis and Messrs. Curnock, Greenspan and O’Brien. For 2021, the non-PEO NEOs were Ms. Accurso, and Messrs. Curnock, Greenspan, and O’Brien. For 2022, the non-PEO NEOs were Messrs. Curnock, Greenspan, Romer, and O’Brien.
Peer Group Issuers, Footnote [Text Block]	Our Peer Group is the S&P Property and Casualty Insurance Index, which is included in the performance graph in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022.
PEO Total Compensation Amount	$ 2,610,610	$ 3,114,210	$ 1,928,110
PEO Actually Paid Compensation Amount	$ 2,916,755	2,974,247	1,751,462
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported represent the amount of CAP to the applicable NEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made total compensation, as reported in the Summary Compensation Table, for each year to determine the compensation actually paid:

Year	Executive(s)	Summary Compensation Table Total($)	Subtract Stock Awards($)	Add Year-End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested ($)	Add Amount Equal to Change as of the End of Fiscal Year from End of Prior Fiscal Year in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested Equity Awards($	Add Amount Equal to Change as of the Vesting Date from the End of Prior Fiscal Year in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year($)	Subtract Fair Value as of the End of the Prior Year of any Equity Awards Granted in a Prior Year that Failed to Meet Vesting Conditions in the Year($)	Total Equity Award Adjustments ($)	CAP($)
2022	PEO	2,610,610	(1,600,000)	1,912,023	6,123	(12,000)	—	306,145	2,916,755
	Other NEOs	841,738	(322,702)	385,634	18,349	(10,752)	—	70,528	912,266
2021	PEO	3,114,210	(1,200,000)	1,024,837	(9,600)	44,800	—	(139,963)	2,974,247
	Other NEOs	1,173,382	(270,000)	230,586	26,759	14,839	—	2,185	1,175,567
2020	PEO	1,928,110	(487,500)	—	(112,800)	423,652	—	(176,649)	1,751,462
	Other NEOs	898,007	(230,000)	202,874	(52,176)	—	193,291	(272,592)	625,415

Non-PEO NEO Average Total Compensation Amount	$ 841,738	1,173,382	898,007
Non-PEO NEO Average Compensation Actually Paid Amount	$ 912,266	1,175,567	625,415
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported represent the amount of CAP to the applicable NEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made total compensation, as reported in the Summary Compensation Table, for each year to determine the compensation actually paid:

Year	Executive(s)	Summary Compensation Table Total($)	Subtract Stock Awards($)	Add Year-End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested ($)	Add Amount Equal to Change as of the End of Fiscal Year from End of Prior Fiscal Year in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested Equity Awards($	Add Amount Equal to Change as of the Vesting Date from the End of Prior Fiscal Year in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year($)	Subtract Fair Value as of the End of the Prior Year of any Equity Awards Granted in a Prior Year that Failed to Meet Vesting Conditions in the Year($)	Total Equity Award Adjustments ($)	CAP($)
2022	PEO	2,610,610	(1,600,000)	1,912,023	6,123	(12,000)	—	306,145	2,916,755
	Other NEOs	841,738	(322,702)	385,634	18,349	(10,752)	—	70,528	912,266
2021	PEO	3,114,210	(1,200,000)	1,024,837	(9,600)	44,800	—	(139,963)	2,974,247
	Other NEOs	1,173,382	(270,000)	230,586	26,759	14,839	—	2,185	1,175,567
2020	PEO	1,928,110	(487,500)	—	(112,800)	423,652	—	(176,649)	1,751,462
	Other NEOs	898,007	(230,000)	202,874	(52,176)	—	193,291	(272,592)	625,415

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The charts below show, for the past three years, the relationship of TSR relative to the Peer Group TSR, as well as the relationships between PEO and non-PEO NEO average CAP and (i) TSR and (ii) net income.

Compensation Actually Paid vs. Net Income [Text Block]
Tabular List [Table Text Block]

Most Important Performance Measures
•Growth in Fully Diluted Book Value Per Share •Underwriting Combined Ratio •Adjusted Operating Profit

Total Shareholder Return Amount	$ 80.61	77.55	72.3
Peer Group Total Shareholder Return Amount	150.34	126.38	106.61
Net Income (Loss)	$ 25,342,000	$ 17,578,000	$ 3,866,000
Company Selected Measure Amount	4.3	4.2	4.2
PEO Name	Mr. Burton
Additional 402(v) Disclosure [Text Block]	The Company has identified Growth in Fully Diluted Book Value per Share as the company-selected measure for the pay-versus-performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the CEO and Other NEOs in 2022 to the Company's performance. Fully Diluted Book Value per Share is a non-GAAP measure. Please refer to Annex 1 for definition of non-GAAP measures.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Growth in Fully Diluted Book Value Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Underwriting Combined Ratio
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Profit
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 1,600,000	$ 1,200,000	$ 487,500
PEO [Member] | Equity Awards Granted in the Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,912,023	1,024,837	0
PEO [Member] | Equity Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	6,123	9,600	112,800
PEO [Member] | Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	12,000	44,800	423,652
PEO [Member] | Equity Awards Granted in a Prior Year that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	306,145	139,963	176,649
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	322,702	270,000	230,000
Non-PEO NEO [Member] | Equity Awards Granted in the Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	385,634	230,586	202,874
Non-PEO NEO [Member] | Equity Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	18,349	26,759	52,176
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	10,752	14,839	0
Non-PEO NEO [Member] | Equity Awards Granted in a Prior Year that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	193,291
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 70,528	$ 2,185	$ 272,592